Revenue from Contract with Customers - Operating Revenue by Principal Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Passenger, Cargo and Mail Revenue	$ 781,596	$ 2,675,065	$ 2,649,872
North America [member]
Disclosure of geographical areas [line items]
Passenger, Cargo and Mail Revenue	233,039	857,002	826,529
South America [Member]
Disclosure of geographical areas [line items]
Passenger, Cargo and Mail Revenue	281,008	975,530	1,076,507
Central America [Member]
Disclosure of geographical areas [line items]
Passenger, Cargo and Mail Revenue	246,727	740,358	648,747
Carribean [Member]
Disclosure of geographical areas [line items]
Passenger, Cargo and Mail Revenue	$ 20,822	$ 102,175	$ 98,089